Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
330,084	Xtrackers USD High Yield Corporate Bond ETF	$15,877,040	2.9

	Total Exchange-Traded Funds
	(Cost $14,990,412)	15,877,040	2.9

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
2,944,766	Voya Emerging Markets Index Portfolio - Class P2	34,748,239	6.5
12,577,260	Voya International Index Portfolio - Class P2	121,622,101	22.6
1,908,522	Voya Russell Mid Cap Index Portfolio - Class P2	21,337,276	4.0
5,551,081	Voya U.S. Bond Index Portfolio - Class P2	62,893,745	11.7
15,943,454	Voya U.S. Stock Index Portfolio - Class P2	274,865,153	51.2

	Total Mutual Funds
	(Cost $493,357,671)	515,466,514	96.0

	Total Investments in Securities (Cost $508,348,083)	$531,343,554	98.9
	Assets in Excess of Other Liabilities	5,727,346	1.1
	Net Assets	$537,070,900	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,877,040	$–	$–	$15,877,040
Mutual Funds	515,466,514	–	–	515,466,514
Total Investments, at fair value	$531,343,554	$–	$–	$531,343,554
Other Financial Instruments+
Futures	384,472	–	–	384,472
Total Assets	$531,728,026	$–	$–	$531,728,026
Liabilities Table
Other Financial Instruments+
Futures	$(569,898)	$–	$–	$(569,898)
Total Liabilities	$(569,898)	$–	$–	$(569,898)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions

Voya Emerging Markets Index Portfolio - Class P2	$31,447,013	$7,651,842	$(4,120,075)	$(230,541)	$34,748,239	$1,132,027	$(704,780)	$-
Voya High Yield Bond Fund - Class R6	-	4,039,368	(4,039,368)	-	-	23,835	317,077	-
Voya International Index Portfolio - Class P2	103,252,631	35,545,371	(8,695,372)	(8,480,529)	121,622,101	3,180,302	(147,119)	-
Voya Russell Mid Cap Index Portfolio - Class P2	18,749,061	8,671,510	(4,601,781)	(1,481,514)	21,337,276	290,558	(1,510,857)	2,670,399
Voya Russell Small Cap Index Portfolio - Class P2	14,253,332	3,009,734	(17,348,724)	85,658	-	-	(3,162,213)	-
Voya U.S. Bond Index Portfolio - Class P2	54,954,018	23,685,131	(16,222,834)	477,430	62,893,745	1,242,598	1,595,344	307,882
Voya U.S. Stock Index Portfolio - Class P2	227,906,833	63,756,478	(20,414,622)	3,616,464	274,865,153	673,122	2,428,253	9,878,474
	$450,562,888	$146,359,434	$(75,442,776)	$(6,013,032)	$515,466,514	$6,542,442	$(1,184,295)	$12,856,755

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	357	12/18/20	$26,853,540	$(478,877)
S&P 500® E-Mini	64	12/18/20	10,726,400	(61,772)
			$37,579,940	$(540,649)
Short Contracts:
Mini MSCI EAFE Index	(114)	12/18/20	(10,563,240)	324,938
Mini MSCI Emerging Markets Index	(49)	12/18/20	(2,666,825)	59,534
U.S. Treasury 10-Year Note	(169)	12/21/20	(23,580,781)	(29,249)
			$(36,810,846)	$355,223

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $509,515,287.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,536,841
Gross Unrealized Depreciation	(5,894,000)
Net Unrealized Appreciation	$21,642,841